Accounts Receivable, Net (Tables)	12 Months Ended
Nov. 30, 2024
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net

The accounts receivable, net, as of November 30, 2023 and 2024, consists of the following:

	As of November 30,
	2023	2024	2024
	HK$	HK$	US$
Accounts receivable	7,575,485	9,385,961	1,206,345
Less: allowance for credit losses	(2,154,945)	(7,027,799)	(903,259)
Accounts receivable, net	5,420,540	2,358,162	303,086

Schedule of Allowance for Credit Losses

The movements in the allowance for credit losses are as follows:

	As of November 30,
	2023	2024	2024
	HK$	HK$	US$
Balance at beginning of the year	—	2,154,945	276,968
Provision of expected credit losses	2,154,945	3,890,793	500,070
Write-off of accounts receivable	—	982,061	126,221
Balance at end of the year	2,154,945	7,027,799	903,259